MARKETABLE SECURITIES - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 09, 2023 $ / shares shares	Jun. 10, 2022 shares	Jun. 08, 2022 $ / shares shares	May 28, 2022 USD ($) shares	Nov. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2021 USD ($)
Summary of Marketable Securities [Line Items]
Dividends received						$ 3,500	$ 36,900	$ 1,600
Unrealized gain (loss) on marketable securities held at the end of the year						(3,405)	3,996	66,137
Proceeds from sale of marketable securities						0	251,839	0
Marketable securities						4,027	7,432	236,281		$ 2,435
Proceeds from sale of marketable securities						$ 0	$ 251,839	$ 0
CMB.TECH Share Acquisition
Summary of Marketable Securities [Line Items]
Number of instruments or interests issued or issuable (in shares) | shares								19,091,910	19,091,910
Avance Gas
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares						442,384	442,384	442,384
Unrealized gain (loss) on marketable securities held at the end of the year						$ (3,300)	$ 3,800	$ 900
SFL Tanker Holding Ltd
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares						73,165	73,165	73,165
Unrealized gain (loss) on marketable securities held at the end of the year						$ 100	$ 100	$ 100
Golden Ocean
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares						10,299	10,299	10,299
Unrealized gain (loss) on marketable securities held at the end of the year						$ (10)	$ 10	$ (10)
CMB.TECH
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares								13,664,613
Unrealized gain (loss) on marketable securities held at the end of the year								$ 65,100
Marketable securities acquired (in shares) | shares		7,708,908	5,955,705	5,955,705
Marketable securities, percentage shareholding		3.82%		2.95%
Shares issued as consideration in acquisition of marketable securities (in shares) | shares		10,753,924		8,337,986
Dividend received (in USD per share) | $ / shares			$ 0.06
Marketable securities				$ 167,700				232,800
Loss (gain) on marketable securities							$ 19,000	(7,800)
Acquisition of marketable securities, transaction price								$ 175,500
Marketable securities disposed (in shares) | shares					13,664,613
Proceeds from sale of marketable securities					$ 251,800
CMB.TECH | Frontline and Famatown Finance Limited
Summary of Marketable Securities [Line Items]
Marketable securities disposed (in shares) | shares	57,479,744
Marketable securities, ownership interest disposed	26.12%
Marketable securities disposed, share price (in dollars per share) | $ / shares	$ 18.43